Trade Payables (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Trade Payables [Line Items]
Contractual undiscounted repayment obligations term	1 year
Bottom of Range [Member]
Trade Payables [Line Items]
Trade credit terms	30 days	30 days
Top of Range [Member]
Trade Payables [Line Items]
Trade credit terms	180 days	210 days